Property, Plant and Equipment (Narrative) (Detail) $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) MW	Jun. 30, 2022 USD ($)
Property Plant And Equipment [Line Items]
Project Cost		$ 12	$ 121
Acquisition of Solar Project Foxhound Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered		2023-03
Date Agreement Closed		Excepted 2024
Project Cost		$ 205
Date of Commercial Operations		Excepted 2024
MW Capacity | MW		83
Utility Property
Property Plant And Equipment [Line Items]
Sale of utility property	$ 16
Gain on sale of asset	16
Gain on sale of asset after tax	$ 12